Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Profit attributable to owners of the Company	₺ 5,031,098	₺ 4,237,086	₺ 3,246,487
Weighted average number of shares	2,183,106,193	2,183,106,193	2,183,922,483
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	₺ 1.49
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	₺ 1.49
Profit from continuing operations attributable to owners of the Company	₺ 5,031,098	₺ 4,237,086	₺ 2,474,051
Weighted average number of shares	2,183,106,193	2,183,106,193	2,183,922,483
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	₺ 1.14
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	₺ 1.14
Profit from discontinued operations attributable to owners of the Company			₺ 772,436
Weighted average number of shares	2,183,106,193	2,183,106,193	2,183,922,483
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)			₺ 0.35
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)			₺ 0.35